UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JQC

Nuveen Credit Strategies Income Fund
Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 150.5% (94.9% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 114.9% (72.5% of Total Investments) (2)

	Airlines – 4.5% (2.9% of Total Investments)

$19,122	American Airlines, Inc., Replacement Term Loan	3.240%	LIBOR	2.000%	6/27/20	BB+	$19,201,583
2,969	American Airlines, Inc., Replacement Term Loan	3.238%	LIBOR	2.000%	10/10/21	BB+	2,979,706
8,559	American Airlines, Inc., Term Loan B	3.739%	LIBOR	2.500%	12/14/23	BB+	8,594,617
7,920	American Airlines, Inc., Term Loan B	0.000%	N/A	N/A	4/28/23	BB+	7,943,800
17,910	United Air Lines, Inc., Term Loan B	3.630%	LIBOR	2.250%	4/01/24	Baa3	18,024,176
56,480	Total Airlines						56,743,882

	Automobiles – 2.4% (1.5% of Total Investments)

12,356	Chrysler Group LLC, Term Loan	3.240%	LIBOR	2.000%	12/31/18	BBB–	12,406,254
17,208	Formula One Group, Term Loan B	4.242%	LIBOR	3.000%	2/01/24	N/R	17,365,263
29,564	Total Automobiles						29,771,517

	Building Products – 0.2% (0.1% of Total Investments)

2,729	Quikrete Holdings, Inc., Term Loan B	3.992%	LIBOR	2.750%	11/15/23	N/R	2,746,051

	Capital Markets – 1.3% (0.8% of Total Investments)

16,492	RPI Finance Trust, Term Loan B6, (DD1)	3.333%	LIBOR	2.000%	3/27/23	Baa2	16,575,633

	Chemicals – 4.6% (2.9% of Total Investments)

11,033	Axalta Coating Systems, Term Loan, First Lien	3.333%	LIBOR	2.000%	6/01/24	BBB–	11,105,193
9,205	Ineos US Finance LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	9,227,556
36,706	Univar, Inc., Term Loan B	3.992%	LIBOR	2.750%	7/01/22	BB	36,948,389
56,944	Total Chemicals						57,281,138

	Commercial Services & Supplies – 2.7% (1.7% of Total Investments)

19,177	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.953%	LIBOR	2.750%	11/10/23	BB	19,368,415
7,177	Monitronics International, Inc., Term Loan B2, First Lien	6.833%	LIBOR	5.500%	9/30/22	B2	7,123,669
5,000	Skillsoft Corporation, Initial Term Loan, First Lien	5.992%	LIBOR	4.750%	4/28/21	B–	4,820,850
1,764	West Corporation, Term Loan B	5.242%	LIBOR	4.000%	10/10/24	BB+	1,769,693
33,118	Total Commercial Services & Supplies						33,082,627

	Communications Equipment – 0.5% (0.3% of Total Investments)

912	Avaya, Inc., DIP Term Loan	8.739%	LIBOR	7.500%	1/24/18	N/R	917,693
3,296	Avaya, Inc., Term Loan B3, (5)	6.460%	LIBOR	4.500%	10/26/17	N/R	2,744,763
826	Avaya, Inc., Term Loan B7, (5)	6.500%	LIBOR	5.250%	5/29/20	N/R	688,694
1,473	CommScope, Inc., Term Loan B	3.366%	LIBOR	2.000%	12/29/22	Baa3	1,481,658
6,507	Total Communications Equipment						5,832,808

	Consumer Finance – 3.6% (2.3% of Total Investments)

17,324	First Data Corporation, Term Loan B	3.738%	LIBOR	2.500%	4/26/24	BB+	17,418,332
27,644	First Data Corporation, Term Loan, First Lien	3.488%	LIBOR	2.250%	7/10/22	BB+	27,751,434
44,968	Total Consumer Finance						45,169,766

	Containers & Packaging – 2.3% (1.4% of Total Investments)

1,488	Berry Global, Inc., Term Loan M	3.491%	LIBOR	2.250%	10/01/22	BB	1,496,583

NUVEEN	1

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Containers & Packaging (continued)

$26,529	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.992%	LIBOR	2.750%	2/05/23	B+	$26,714,904
28,017	Total Containers & Packaging						28,211,487

	Diversified Consumer Services – 5.0% (3.1% of Total Investments)

7,487	Cengage Learning Acquisitions, Inc., Term Loan B	5.485%	LIBOR	4.250%	6/07/23	B+	7,042,889
30,060	Hilton Hotels Corporation, Term Loan B2, (DD1)	3.238%	LIBOR	2.000%	10/25/23	BBB–	30,297,111
24,522	Laureate Education, Inc., New Term Loan	5.742%	LIBOR	4.500%	4/26/24	B	24,698,132
62,069	Total Diversified Consumer Services						62,038,132

	Diversified Financial Services – 0.4% (0.3% of Total Investments)

4,728	MGM Growth Properties, Term Loan B	3.492%	LIBOR	2.250%	4/25/23	N/R	4,760,079

	Diversified Telecommunication Services – 9.9% (6.2% of Total Investments)

28,000	CenturyLink, Inc., Term Loan B	2.750%	N/A	N/A	1/31/25	BBB–	27,693,820
6,451	Greeneden U.S. Holdings II LLC, Term Loan B	5.083%	LIBOR	3.750%	12/01/23	B	6,502,942
10,000	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	4.071%	LIBOR	2.750%	6/30/19	B1	9,986,050
17,419	Level 3 Financing, Inc., Tranche B, Term Loan	3.489%	LIBOR	2.250%	2/22/24	BBB–	17,507,682
20,585	WideOpenWest Finance LLC, Term Loan B	4.487%	LIBOR	3.250%	8/18/23	B	20,655,369
41,000	Ziggo B.V., Term Loan E	3.739%	LIBOR	2.500%	4/15/25	BB+	41,139,810
123,455	Total Diversified Telecommunication Services						123,485,673

	Electric Utilities – 0.2% (0.2% of Total Investments)

557	Vistra Operations Co., Term Loan C	4.084%	LIBOR	2.750%	8/04/23	BB+	559,583
2,425	Vistra Operations Co., Term Loan B	4.011%	LIBOR	2.750%	8/04/23	BB+	2,435,483
2,982	Total Electric Utilities						2,995,066

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

767	Drill Rigs Holdings, Inc., Restructure Term Loan	8.000%	N/A	N/A	9/20/24	B	778,438

	Equity Real Estate Investment Trusts – 4.4% (2.8% of Total Investments)

28,765	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.242%	LIBOR	3.000%	10/24/22	BB+	27,672,610
10,465	Realogy Group LLC, Term Loan B	3.492%	LIBOR	2.250%	7/20/22	BB+	10,551,626
17,445	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (5)	4.992%	LIBOR	3.750%	12/18/20	Caa2	16,521,427
56,675	Total Equity Real Estate Investment Trusts						54,745,663

	Food & Staples Retailing – 2.7% (1.7% of Total Investments)

24,107	Albertson’s LLC, Term Loan B4, (DD1)	3.992%	LIBOR	2.750%	8/25/21	BB	23,423,500
6,433	Albertson’s LLC, Term Loan B6	4.317%	LIBOR	3.000%	6/22/23	BB	6,243,304
4,331	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.988%	LIBOR	3.750%	2/03/24	B–	4,232,179
38	Supervalu, Inc., Delayed Draw, Term Loan B	4.742%	LIBOR	3.500%	6/02/24	BB	36,717
63	Supervalu, Inc., Term Loan B	4.735%	LIBOR	3.500%	6/08/24	BB	61,195
34,972	Total Food & Staples Retailing						33,996,895

	Food Products – 3.4% (2.1% of Total Investments)

6,874	Jacobs Douwe Egberts, Term Loan B	3.563%	LIBOR	2.250%	7/02/22	BB	6,943,890
5,674	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.750%	LIBOR	1.500%	3/03/21	BBB–	5,664,905
29,027	US Foods, Inc., New Term Loan B	4.000%	LIBOR	2.750%	6/27/23	BB	29,302,263
41,575	Total Food Products						41,911,058

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Equipment & Supplies – 2.4% (1.5% of Total Investments)

$4,769	Acelity, Term Loan B	4.583%	LIBOR	3.250%	2/02/24	B1	$4,772,414
4,482	ConvaTec, Inc., Term Loan B	3.583%	LIBOR	2.250%	10/25/23	BB	4,503,755
12,330	Onex Carestream Finance LP, Term Loan, First Lien, (DD1)	5.333%	LIBOR	4.000%	6/07/19	B+	12,372,907
7,875	Onex Carestream Finance LP, Term Loan, Second Lien	9.833%	LIBOR	8.500%	12/07/19	B–	7,733,864
29,456	Total Health Care Equipment & Supplies						29,382,940

	Health Care Providers & Services – 3.7% (2.3% of Total Investments)

4,611	Community Health Systems, Inc., Term Loan G	4.067%	LIBOR	2.750%	12/31/19	BB	4,519,172
7,400	Community Health Systems, Inc., Term Loan H	4.317%	LIBOR	3.000%	1/27/21	BB	7,180,207
5,954	DJO Finance LLC, Term Loan B, First Lien	4.539%	LIBOR	3.250%	6/08/20	B+	5,969,826
1,773	Envision Healthcare Corportation, Term Loan B, First Lien	4.250%	LIBOR	3.000%	12/01/23	BB–	1,782,793
11,386	Millennium Laboratories, Inc., Term Loan B, First Lien	7.742%	LIBOR	6.500%	12/21/20	CCC+	5,621,849
16,821	MultiPlan, Inc., Term Loan B	4.333%	LIBOR	3.000%	6/07/23	B+	17,000,838
3,000	PharMerica, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	3,024,375
269	Quorum Health Corp., Term Loan B	8.066%	LIBOR	6.750%	4/29/22	B2	271,871
974	U.S. Renal Care, Inc., Term Loan, First Lien	5.583%	LIBOR	4.250%	12/30/22	B	943,966
52,188	Total Health Care Providers & Services						46,314,897

	Health Care Technology – 1.8% (1.2% of Total Investments)

22,885	Emdeon, Inc., Term Loan	3.992%	LIBOR	2.750%	3/01/24	Ba3	23,042,334

	Hotels, Restaurants & Leisure – 9.3% (5.9% of Total Investments)

34,826	Burger King Corporation, Term Loan B3	3.528%	LIBOR	2.250%	2/16/24	Ba3	34,908,513
10,000	Caesars Resort Collection, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	10,075,000
1,294	CCM Merger, Inc., Term Loan B	3.992%	LIBOR	2.750%	8/09/21	BB–	1,305,077
23,354	Life Time Fitness, Inc., Term Loan B	4.317%	LIBOR	3.000%	6/10/22	BB–	23,446,822
11,883	Scientific Games Corporation, Term Loan B4	4.516%	LIBOR	3.250%	8/14/24	B+	12,035,576
15,616	Station Casino LLC, Term Loan B	3.740%	LIBOR	2.500%	6/08/23	BB–	15,690,779
17,930	YUM Brands, New Term Loan B, (DD1)	3.237%	LIBOR	2.000%	6/16/23	BBB–	18,073,515
114,903	Total Hotels, Restaurants & Leisure						115,535,282

	Household Products – 3.7% (2.3% of Total Investments)

26,590	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.742%	LIBOR	3.500%	11/16/20	B1	23,077,979
23,139	Serta Simmons Holdings LLC, Term Loan, First Lien, (DD1)	4.830%	LIBOR	3.500%	11/08/23	B1	22,857,460
49,729	Total Household Products						45,935,439

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

477	Calpine Corporation, Term Loan B1, First Lien	3.000%	LIBOR	1.750%	11/30/17	BB	478,168
1,785	Dynegy, Inc., Tranche Term Loan C1	4.492%	LIBOR	3.250%	2/07/24	BB	1,797,993
2,262	Total Independent Power & Renewable Electricity Producers						2,276,161

	Insurance – 1.0% (0.6% of Total Investments)

12,269	Hub International Holdings, Inc., Initial Term Loan	4.312%	LIBOR	3.000%	10/02/20	B1	12,379,986

	Internet and Direct Marketing Retail – 0.8% (0.5% of Total Investments)

10,293	Travelport LLC, Term Loan B	4.061%	LIBOR	2.750%	8/31/21	N/R	10,317,091

	Internet Software & Services – 3.6% (2.3% of Total Investments)

18,345	Ancestry.com, Inc., Term Loan, First Lien, (DD1)	4.490%	LIBOR	3.250%	10/19/23	B1	18,578,165
1,528	Rackspace Hosting, Inc., Term Loan B	4.311%	LIBOR	3.000%	11/03/23	Ba3	1,529,795

NUVEEN	3

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Internet Software & Services (continued)

$24,921	Sabre, Inc., Term Loan B	3.492%	LIBOR	2.250%	2/22/24	Ba2	$25,064,611
44,794	Total Internet Software & Services						45,172,571

	IT Services – 1.7% (1.1% of Total Investments)

1,600	Neustar, Inc., Term Loan 2	5.062%	LIBOR	3.750%	8/08/24	BB	1,619,000
8,000	PEAK 10, Inc., Term Loan B	4.811%	LIBOR	3.500%	8/01/24	B	8,058,760
570	PEAK 10, Inc., Term Loan, Second Lien	8.561%	LIBOR	7.250%	8/01/25	CCC+	586,744
10,972	Tempo Acquisition LLC, Term Loan B	4.242%	LIBOR	3.000%	5/01/24	B1	11,023,961
21,142	Total IT Services						21,288,465

	Leisure Products – 0.1% (0.1% of Total Investments)

1,742	Academy, Ltd., Term Loan B	5.264%	LIBOR	4.000%	7/01/22	B3	1,292,192

	Machinery – 1.8% (1.1% of Total Investments)

17,376	Gardner Denver, Inc., Term Loan B	4.083%	LIBOR	2.750%	7/30/24	B+	17,496,280
4,906	Rexnord LLC, Term Loan B, First Lien	4.085%	LIBOR	2.750%	8/21/23	BB–	4,941,924
22,282	Total Machinery						22,438,204

	Media – 8.7% (5.5% of Total Investments)

7,102	Acquisitions Cogeco Cable II L.P., Term Loan, First Lien	3.742%	LIBOR	2.500%	8/11/24	BB–	7,107,588
3,540	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.628%	LIBOR	3.250%	7/23/21	B1	3,362,360
1,235	Clear Channel Communications, Inc., Tranche D, Term Loan	8.083%	LIBOR	6.750%	1/30/19	Caa1	930,186
1,358	Clear Channel Communications, Inc., Term Loan E	8.833%	LIBOR	7.500%	7/30/19	Caa1	1,022,699
30,171	Cumulus Media, Inc., Term Loan B, (5)	4.500%	LIBOR	3.250%	12/23/20	Caa1	26,356,917
26,836	EMI Music Publishing LLC, Term Loan, First Lien	3.738%	LIBOR	2.500%	8/20/23	BB–	27,017,614
2,383	Getty Images, Inc., Term Loan B, First Lien	4.833%	LIBOR	3.500%	10/18/19	B3	2,086,890
1,387	Lions Gate Entertainment Corporation, Term Loan B	4.242%	LIBOR	3.000%	12/08/23	Ba2	1,399,648
420	Nexstar Broadcasting Group, Term Loan	3.735%	LIBOR	2.500%	1/17/24	BB+	422,786
3,342	Nexstar Broadcasting Group, Term Loan B	3.735%	LIBOR	2.500%	1/17/24	BB–	3,366,440
5,861	Springer Science & Business Media, Inc., Term Loan B13, First Lien	4.742%	LIBOR	3.500%	8/14/22	N/R	5,890,509
25,238	Tribune Media Company, Term Loan C	4.242%	LIBOR	3.000%	1/27/24	BB+	25,332,682
4,178	Univision Communications, Inc., Term Loan C5	3.992%	LIBOR	2.750%	3/15/24	BB–	4,170,532
113,051	Total Media						108,466,851

	Multiline Retail – 0.5% (0.3% of Total Investments)

4,177	Belk, Inc., Term Loan B, First Lien	6.099%	LIBOR	4.750%	12/12/22	B2	3,470,112
2,840	Dollar Tree, Inc., Term Loan B2	4.250%	N/A	N/A	7/06/22	BBB–	2,880,825
7,017	Total Multiline Retail						6,350,937

	Oil, Gas & Consumable Fuels – 1.1% (0.7% of Total Investments)

4,969	Fieldwood Energy LLC, Term Loan, First Lien	8.333%	LIBOR	7.000%	8/31/20	B–	4,528,032
3,209	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	CCC–	1,215,228
9,242	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	B–	6,638,917
4,509	Harvey Gulf International Marine, Inc., Term Loan B, (5)	0.000%	N/A	N/A	6/18/20	CCC–	1,625,939
21,929	Total Oil, Gas & Consumable Fuels						14,008,116

	Pharmaceuticals – 2.6% (1.6% of Total Investments)

30,540	Pharmaceutical Product Development, Inc., Term Loan, First Lien	4.040%	LIBOR	2.750%	8/18/22	Ba3	30,745,534

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Pharmaceuticals (continued)

$1,513	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.990%	LIBOR	4.750%	4/01/22	BB–	$1,548,342
32,053	Total Pharmaceuticals						32,293,876

	Professional Services – 0.1% (0.1% of Total Investments)

875	Ceridian Corporation, Term Loan B2	4.739%	LIBOR	3.500%	9/15/20	Ba3	876,708

	Real Estate Management & Development – 1.2% (0.8% of Total Investments)

15,000	Capital Automotive LP, Term Loan, First Lien	4.250%	LIBOR	3.000%	3/25/24	B1	15,059,973

	Semiconductors & Semiconductor Equipment – 1.6% (1.0% of Total Investments)

7,775	Lumileds, Term Loan, First Lien	5.817%	LIBOR	4.500%	6/30/24	Ba3	7,888,658
3,467	Microsemi Corporation, Term Loan B	3.488%	LIBOR	2.250%	1/17/23	BB	3,486,225
8,912	On Semiconductor Corp., New Term Loan B	3.492%	LIBOR	2.250%	3/31/23	Ba1	8,963,310
20,154	Total Semiconductors & Semiconductor Equipment						20,338,193

	Software – 14.1% (8.9% of Total Investments)

3,849	Blackboard, Inc., Term Loan B4	6.354%	LIBOR	5.000%	6/30/21	B+	3,698,407
26,761	BMC Software, Inc., Initial Term Loan B1	5.242%	LIBOR	3.750%	9/10/22	B+	26,983,889
12,171	Compuware Corporation, Term Loan B2, First Lien	5.630%	LIBOR	4.250%	12/15/21	B	12,368,585
26,265	Ellucian, Term Loan B, First Lien	4.583%	LIBOR	3.250%	9/30/22	B	26,266,849
19,807	Infor (US), Inc., Term Loan B	4.083%	LIBOR	2.750%	2/01/22	BB	19,860,751
6,370	Informatica Corp.,Term Loan B	4.833%	LIBOR	3.500%	8/05/22	B	6,393,033
15,169	Kronos Incorporated, Term Loan B, Second Lien	9.561%	LIBOR	8.250%	11/01/24	CCC	15,673,824
2,978	Kronos Incorporated, Term Loan, First Lien	4.812%	LIBOR	3.500%	11/01/23	B	3,002,117
1,935	Micro Focus International PLC, New Term Loan	3.989%	LIBOR	2.750%	6/21/24	BB–	1,944,356
13,065	Micro Focus International PLC, Term Loan B	3.988%	LIBOR	2.750%	6/21/24	BB–	13,130,719
10,312	Micro Focus International PLC, Term Loan B2	3.742%	LIBOR	2.500%	11/19/21	BB–	10,357,595
2,268	Misys, New Term Loan, Second Lien	8.567%	LIBOR	7.250%	6/13/25	BB–	2,259,227
3,990	RP Crown Parent, LLC, Term Loan B	4.242%	LIBOR	3.000%	10/15/23	B1	4,018,219
10,325	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.492%	LIBOR	2.250%	7/08/22	BB+	10,399,207
497	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.492%	LIBOR	2.250%	7/08/22	BB+	500,803
18,891	Tibco Software, Inc., Term Loan, First Lien	4.750%	LIBOR	3.500%	12/04/20	B1	19,035,447
174,653	Total Software						175,893,028

	Specialty Retail – 1.0% (0.6% of Total Investments)

5,042	Burlington Coat Factory Warehouse Corporation, Term Loan B4	3.990%	LIBOR	2.750%	8/13/21	BB+	5,058,385
3,708	Petco Animal Supplies, Inc., Term Loan B1	4.380%	LIBOR	3.000%	1/26/23	B1	3,045,490
4,774	Petsmart Inc., Term Loan B, First Lien	4.240%	LIBOR	3.000%	3/11/22	Ba3	4,094,684
13,524	Total Specialty Retail						12,198,559

	Technology Hardware, Storage & Peripherals – 3.1% (2.0% of Total Investments)

30,377	Dell International LLC, Refinancing Term Loan B	3.250%	LIBOR	2.000%	9/07/23	BBB–	30,488,773
8,690	Western Digital, Inc., New Term Loan B	3.990%	LIBOR	2.750%	4/29/23	BBB–	8,739,213
39,067	Total Technology Hardware, Storage & Peripherals						39,227,986

	Trading Companies & Distributors – 1.6% (1.0% of Total Investments)

9,068	Avolon, Repriced Term Loan B2	3.488%	LIBOR	2.250%	3/21/22	BBB–	9,149,524
11,000	HD Supply Waterworks, Ltd., Term Loan B	4.455%	LIBOR	3.000%	8/01/24	B+	11,096,250
20,068	Total Trading Companies & Distributors						20,245,774

NUVEEN	5

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Wireless Telecommunication Services – 1.0% (0.7% of Total Investments)

$4,975	Sprint Corporation, Term Loan, First Lien	3.750%	LIBOR	2.500%	2/02/24	Ba2	$4,999,352
6,493	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.242%	LIBOR	3.000%	4/23/19	B	6,339,260
1,498	Syniverse Technologies, Inc., Tranche B, Term Loan	4.333%	LIBOR	3.000%	4/23/19	B	1,462,808
12,966	Total Wireless Telecommunication Services						12,801,420
$1,456,344	Total Variable Rate Senior Loan Interests (cost $1,450,738,095)						1,433,262,896

Shares	Description (1)						Value

	COMMON STOCKS – 0.7% (0.5% of Total Investments)

	Diversified Consumer Services – 0.2% (0.2% of Total Investments)

403,318	Cengage Learning Holdings II LP, (6)						$2,949,465

	Energy Equipment & Services – 0.5% (0.3% of Total Investments)

133,936	Ocean Rig UDW Inc., (6)						3,586,806
10,935	Vantage Drill International, (6)						2,030,269
	Total Energy Equipment & Services						5,617,075

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

227,437	Millenium Health LLC, (6)						113,718

	Media – 0.0% (0.0% of Total Investments)

51,719	Affinion Group Holdings, Inc., (6)						499,967
17,987	Tribune Media Company						360
	Total Media						500,327
	Total Common Stocks (cost $28,404,769)						9,180,585

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 27.1% (17.0% of Total Investments)

	Banks – 0.8% (0.5% of Total Investments)

$5,000	JP Morgan Chase & Company			1.996%	6/01/21	A+	$5,028,384
5,000	Wells Fargo & Company			2.558%	3/04/21	A+	5,151,066
10,000	Total Banks						10,179,450

	Communications Equipment – 2.1% (1.3% of Total Investments)

19,375	Avaya Inc., 144A, (5)			7.000%	4/01/19	N/R	16,275,000
9,250	Avaya Inc., 144A, (5)			10.500%	3/01/21	N/R	566,562
8,510	CommScope Technologies Finance LLC, 144A, (15)			6.000%	6/15/25	BB–	8,978,050
37,135	Total Communications Equipment						25,819,612

	Diversified Telecommunication Services – 3.4% (2.2% of Total Investments)

7,000	CenturyLink Inc., (15)			5.625%	4/01/20	BB	7,297,500
8,000	CenturyLink Inc.			6.450%	6/15/21	BB	8,440,880
4,612	Inelsat Connect Finance SA, 144A			12.500%	4/01/22	CCC–	4,369,870
6,000	IntelSat Jackson Holdings, 144A			9.750%	7/15/25	CCC+	6,045,000
5,413	IntelSat Limited			7.750%	6/01/21	CCC–	3,396,658
21,355	IntelSat Limited			8.125%	6/01/23	CCC–	13,026,550
52,380	Total Diversified Telecommunication Services						42,576,458

	Electrical Equipment – 0.4% (0.3% of Total Investments)

2,000	Park Aerospace Holdings Limited, 144A			5.250%	8/15/22	BB	2,080,000
3,000	Park Aerospace Holdings Limited, 144A			5.500%	2/15/24	BB	3,112,500
5,000	Total Electrical Equipment						5,192,500

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Health Care Equipment & Supplies – 0.3% (0.2% of Total Investments)

$3,500	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	$3,675,000

	Health Care Providers & Services – 1.5% (0.9% of Total Investments)

9,500	DJO Finco Inc. / DJO Finance LLC / DJO Finance Corporation, 144A	8.125%	6/15/21	CCC	9,072,500
6,000	IMS Health Incorporated, 144A	5.000%	10/15/26	BB+	6,375,000
1,000	MPH Acquisition Holdings LLC, 144A	7.125%	6/01/24	B–	1,076,250
2,000	Wellcare Health Plans Inc.	5.250%	4/01/25	BB	2,105,000
18,500	Total Health Care Providers & Services				18,628,750

	Hotels, Restaurants & Leisure – 2.4% (1.5% of Total Investments)

8,500	Scientific Games Corporation, 144A, (15)	7.000%	1/01/22	B+	8,988,750
18,750	Scientific Games International Inc., (15)	10.000%	12/01/22	B–	20,718,750
27,250	Total Hotels, Restaurants & Leisure				29,707,500

	Media – 4.9% (3.1% of Total Investments)

2,860	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB	2,981,550
4,000	CCO Holdings LLC Finance Corporation, 144A, (15)	5.125%	5/01/23	BB+	4,170,000
41,015	Clear Channel Communications Inc., Term Loan B, (5), (7)	12.000%	8/01/21	N/R	—
7,000	CSC Holdings Inc., 144A, (15)	5.500%	4/15/27	Ba1	7,210,000
19,000	Dish DBS Corporation, (15)	5.125%	5/01/20	Ba3	19,427,500
3,000	Dish DBS Corporation	6.750%	6/01/21	Ba3	3,150,000
6,000	Dish DBS Corporation, (15)	7.750%	7/01/26	Ba3	6,562,500
6,000	Hughes Satellite Systems Corporation	5.250%	8/01/26	BBB–	6,135,480
10,609	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	7,824,137
41,840	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%)	14.000%	2/01/21	Ca	4,183,977
300	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	215,625
141,624	Total Media				61,860,769

	Oil, Gas & Consumable Fuels – 0.8% (0.5% of Total Investments)

7,000	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	4,637,500
5,000	Whiting Petroleum Corporation	5.000%	3/15/19	BB–	5,043,750
12,000	Total Oil, Gas & Consumable Fuels				9,681,250

	Pharmaceuticals – 0.5% (0.3% of Total Investments)

4,850	Concordia Healthcare Corporation, 144A, (5)	9.500%	10/21/22	C	514,100
4,400	Valeant Pharmaceuticals International, 144A	6.750%	8/15/21	B–	4,262,500
600	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B–	576,750
569	VP Escrow Corporation, 144A	6.375%	10/15/20	B–	565,444
10,419	Total Pharmaceuticals				5,918,794

	Semiconductors & Semiconductor Equipment – 1.4% (0.9% of Total Investments)

3,167	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	3,574,751
1,719	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	1,817,843
10,625	Micron Technology, Inc., (15)	7.500%	9/15/23	Baa2	11,767,188
15,511	Total Semiconductors & Semiconductor Equipment				17,159,782

	Software – 1.0% (0.6% of Total Investments)

2,830	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC+	3,091,775
9,864	Olympus Merger Sub, Inc., 144A	8.500%	10/15/25	B3	9,648,225
12,694	Total Software				12,740,000

	Specialty Retail – 0.5% (0.3% of Total Investments)

9,500	Claires Stores, Inc., 144A	9.000%	3/15/19	Caa3	5,818,750

	Technology Hardware, Storage & Peripherals – 1.5% (0.9% of Total Investments)

5,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (15)	5.875%	6/15/21	BB+	5,236,257
5,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (15)	7.125%	6/15/24	BB+	5,518,673

NUVEEN	7

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Technology Hardware, Storage & Peripherals (continued)
$7,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (15)	6.020%	6/15/26	BBB–	$7,814,075
17,000	Total Technology Hardware, Storage & Peripherals				18,569,005

	Wireless Telecommunication Services – 5.6% (3.5% of Total Investments)

7,000	Altice Financing SA, 144A, (15)	6.625%	2/15/23	BB–	7,378,700
1,000	Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	1,055,000
12,000	Sprint Communications Inc., (15)	7.000%	8/15/20	B+	12,960,000
2,500	Sprint Corporation	7.250%	9/15/21	B+	2,725,000
29,000	Sprint Corporation, (15)	7.875%	9/15/23	B+	32,407,500
12,000	T-Mobile USA Inc., (15)	6.375%	3/01/25	BB	12,960,000
63,500	Total Wireless Telecommunication Services				69,486,200
$436,013	Total Corporate Bonds (cost $386,713,705)				337,013,820

Shares	Description (1), (8)				Value

	EXCHANGE-TRADED FUNDS – 7.8% (4.9% of Total Investments)

3,693,683	PowerShares Senior Loan Portfolio				$85,397,951
127,700	SPDR® S&P® Oil and Gas Equipment and Services				1,972,965
417,900	VanEck Vectors Oil Service ETF				10,129,896
	Total Exchange-Traded Funds (cost $102,266,444)				97,500,812
	Total Long-Term Investments (cost $,1968,123,013)				1,876,958,113

Shares	Description (1)				Value

	SHORT-TERM INVESTMENTS – 8.1% (5.1% of Total Investments)

	INVESTMENT COMPANIES – 8.1% (5.1% of Total Investments)

101,145,278	BlackRock Liquidity Funds T-Fund Portfolio, (8)				$101,145,278
	Total Short-Term Investments (cost $101,145,278)				101,145,278
	Total Investments (cost $2,069,268,291) – 158.6%				1,978,103,391
	Borrowings – (45.0)% (9), (10)				(561,000,000)
	Reverse Repurchase Agreements – (11.6)% (11)				(145,000,000)
	Other Assets Less Liabilities – (2.0)% (12)				(24,518,602)
	Net Assets Applicable to Common Shares – 100%				$1,247,584,789

Investments in Derivatives as of October 31, 2017

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (13)	Current Credit Spread (14)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
CDX.NA.HY.26	Sell	4.556%	$19,600,000	5.000%	Quarterly	6/20/21	$1,839,607	$366,303	$1,473,304	$(5,515)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

8	NUVEEN

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$1,433,262,896	$—		$1,433,262,896
Common Stocks	9,180,585	—	—		9,180,585
Corporate Bonds	—	337,013,820	—	**	337,013,820
Exchange-Traded Funds	97,500,812	—	—		97,500,812
Short-Term Investments:
Investment Companies	101,145,278	—	—		101,145,278
Investments in Derivatives:
Credit Default Swaps*	—	1,473,304	—		1,473,304
Total	$207,826,675	$1,771,750,020	$—		$1,979,576,695
*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$2,081,898,919
Gross unrealized:
Appreciation	$29,299,598
Depreciation	(133,095,126)
Net unrealized appreciation (depreciation) of investments	$(103,795,528)

Tax cost of swaps	$366,303
Net unrealized appreciation (depreciation) of swaps	$—

NUVEEN	9

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	A copy of the most recent financial statements for these exchange-traded funds, investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(9)	Borrowings as a percentage of Total Investments is 28.4%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(11)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.3%.

(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(13)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(14)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(15)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $179,395,443 have been pledged as collateral for reverse repurchase agreements.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate.

N/A	Not Applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

WI/DD	Purchased on a when-issued or delayed delivery basis.

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017